Impairment of assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	$ (2,937)	$ 11,770	$ (2,564)	$ 12,919
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,964	11,848	2,744	12,646
gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,270)	6,111	(1,148)	6,112
oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (1,756)	$ 5,008	$ (1,657)	$ 5,792